Earnings per share - Additional Information (Detail) - shares	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Treasury shares [member]
Earnings per share [line items]
Ordinary shares in issue	70,750,170	70,787,730	70,799,200
Ordinary shares [member]
Earnings per share [line items]
Ordinary shares in issue	1,296,079,242	1,328,167,813	1,332,703,852